Debt Facilities - Brazil Financings (Details)	1 Months Ended				12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 BRL	Nov. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2013 BRL	Jun. 30, 2012 BRL
Debt Instrument [Line Items]
Repayment of debt					$ 1,462,888,000	$ 715,270,000	$ 153,473,000
Revolving credit facility borrowings | 2013 Brazil Financing
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 25,536,000					BRL 60,318,000
Debt term (in years)			5 years
Variable rate (percent)			2.25%
Revolving credit facility borrowings | 2012 Brazil Financing
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 48,807,000					BRL 100,000,000
Debt term (in years)				5 years
Variable rate (percent)				2.75%
Revolving credit facility borrowings | 2012 and 2013 Brazil Financing
Debt Instrument [Line Items]
Repayment of debt	$ 28,298,000.000	BRL 90,652,000.000